Note 13 - Other Expenses	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
13.	OTHER EXPENSES

(a)	Other operating expenses

	Three months ended	Three months ended
	June 30, 2020	June 30, 2019
Amortization of intangible assets	$4,592	$8,372
Depreciation of property and equipment	2,687	2,988
Bad debt expense	11,940	17,287
Share-based compensation	692	7,118
	$19,911	$35,765

(b)	Employee expenses

	Three months ended	Three months ended
	June 30, 2020	June 30, 2019
Wages, salaries and commissions	$36,219	$61,757
Benefits	6,488	7,270
	$42,707	$69,027

Employee expenses of
$15.2
million and
$27.5
million are included in administrative expense and selling and marketing expenses, respectively, in the first
quarter fiscal
2021
interim condensed consolidated statements of income (loss). Corresponding amounts of
$23.4
million and
$45.6
million, respectively, are reflected in the comparable quarter in fiscal
2020.